Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2021
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2019	2020	2021
Financial income
Financial income	1,887	295	43
Total financial income	1,887	295	43
Financial costs
Amortization and write-off of deferred loan issuance costs	6,806	7,434	5,394
Interest expense on loans	63,912	42,459	30,114
Lease expense	56	33	333
Commitment fees	729	359	304
Other financial costs including bank commissions	495	702	1,152
Total financial costs	71,998	50,987	37,297